STOCK-BASED COMPENSATION - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
STOCK-BASED COMPENSATION

16.         STOCK-BASED COMPENSATION

2019 Equity Incentive Plan — Under the 2019 Equity Incentive Plan (“2019 Plan”), the Company’s Board of Directors, the Compensation Committee, or their designees may grant a variety of stock-based incentive awards representing an aggregate of 3,989,000 shares of common stock to the Company’s officers, directors, employees, and consultants. Such awards include stock options, stock appreciation rights, restricted (nonvested) stock, restricted stock units, and unrestricted stock.

Restricted Stock Units — The Company has issued restricted stock units (“RSUs”) under the 2019 Plan to certain members of the Board of Directors and certain employees of the Company, which represent the right to receive a share of common stock, or in the sole discretion of the Company’s Compensation Committee, the value of a share of common stock on the date that the RSU vests. Such shares of common stock will only be issued to certain directors and employees when their RSUs vest under the terms of their grant agreements and 2019 Plan described above.

The RSUs that have been issued to certain members of the Board of Directors vest one year from the date of grant. The RSUs that have been issued to other individuals vest ratably on each of the three anniversaries of the determined vesting date. The table below summarizes the Company’s unvested RSUs for the nine months ended September 30, 2019:

	Number of	Weighted Average
	RSUs	Grant Date Price
Outstanding at January 1, 2019	—	$—
Granted	52,735	13.37
Vested	—	—
Forfeited	—	—
Outstanding at September 30, 2019	52,735	$13.37

The following table summarizes certain information of the RSUs unvested and vested as of September 30, 2019:

Unvested RSUs September 30, 2019			Vested RSUs September 30, 2019
Weighted Average
	Weighted Average	Remaining Contractual	Number of	Weighted Average
Number of RSUs	Grant Date Price	Life	RSUs	Grant Date Price
52,735	$13.37	1.5	—	$—

The Company is amortizing these grants over the applicable graded vesting periods. Forfeitures will be taken into account if they occur. As of September 30, 2019, unrecognized compensation cost of $436 related to RSUs will be recognized over a weighted-average period of 1.5 years.

For the three and nine months ended September 30, 2019 and 2018, the Company recognized nonvested stock amortization expense for the RSUs, which is included in General and administrative expenses as follows:

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
	2019	2018	2019	2018
General and administrative expenses	$148	$—	$269	$—

Restricted Stock — Under the 2019 Plan, grants of restricted common stock were issued to certain members of the Board of Directors, executives and employees. The restricted common stock issued to certain members of the Board of Directors vest one year from the date of grant. The restricted common stock issued to certain executives and employees ordinarily vest ratably on each of the three anniversaries of the determined vesting date. The table below summarizes the Company’s nonvested stock awards for the nine months ended September 30, 2019 which were issued under the 2019 Plan:

	Number of	Weighted Average
	Shares	Grant Date Price
Outstanding at January 1, 2019	—	$—
Granted	664,869	13.05
Vested	—	—
Forfeited	—	—
Outstanding at September 30, 2019	664,869	$13.05

There were no shares that vested under the 2019 Plan during the nine months ended September 30, 2019.

For the three and nine months ended September 30, 2019 and 2018, the Company recognized nonvested stock amortization expense for the 2019 Plan restricted shares, which is included in General and administrative expenses, as follows:

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
	2019	2018	2019	2018
General and administrative expenses	$1,153	$—	$1,893	$—

The Company is amortizing these grants over the applicable graded vesting periods. Forfeitures will be taken into account if they occur. As of September 30, 2019, unrecognized compensation cost of  $5,669 related to nonvested stock will be recognized over a weighted-average period of 2.5 years.

The future compensation to be recognized for the aforementioned RSUs and restricted stock for the remaining three months of the year ending December 31, 2019, and annually for the years ending December 31 are as follows:

2019 (for the remaining three months of the year)	$1,331
2020	3,190
2021	1,291
2022	293
Total	$6,105